Fair Value Disclosures (Fair Value of our Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset	$ 12,273	$ 2,533
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Level 1 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset	12,273	2,533
Level 2 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments- asset
Level 3 [Member] | Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations	$ 699	$ 716	$ 319